BUSINESS COMBINATIONS - Impact of Acquisitions on the Results of the Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Clarice
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date			$ (1,623)
Revenue of acquiree since acquisition date			7,084
Revenue of combined entity as if combination occurred at beginning of period			263,393
Profit (loss) of combined entity as if combination occurred at beginning of period			33,890
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date			98
Revenue of acquiree since acquisition date			194
Revenue of combined entity as if combination occurred at beginning of period			254,382
Profit (loss) of combined entity as if combination occurred at beginning of period			31,471
Clarice and Dynaflows
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period			263,979
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 33,471
WAE
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date		$ (2,312)
Revenue of acquiree since acquisition date		7,475
Revenue of combined entity as if combination occurred at beginning of period		326,175
Profit (loss) of combined entity as if combination occurred at beginning of period		35,739
Difier S.A.
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date		7
Revenue of acquiree since acquisition date		444
Revenue of combined entity as if combination occurred at beginning of period		324,229
Profit (loss) of combined entity as if combination occurred at beginning of period		36,095
L4
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date		(823)
Revenue of acquiree since acquisition date		3,422
Revenue of combined entity as if combination occurred at beginning of period		335,307
Profit (loss) of combined entity as if combination occurred at beginning of period		37,014
WAE, Difier and L4
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		339,999
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 35,354
Ratio
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	$ (812)
Revenue of acquiree since acquisition date	4,188
PointSource
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	(383)
Revenue of acquiree since acquisition date	$ 2,108